Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000026775
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes Fund for U.S. Government Securities II
Accumulated Value	$ 10,000		$ 10,161	$ 10,356	$ 10,403	$ 11,017	$ 11,591	$ 11,354	$ 9,929	$ 10,345	$ 10,405	$ 11,113
C000026776
Account Value [Line Items]
Line Graph and Table Measure Name		Primary Shares
Accumulated Value	10,000		11,482	12,279	11,875	13,602	14,362	15,059	13,285	14,974	15,913	17,222
C000026777
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		11,453	12,204	11,786	13,451	14,185	14,816	13,050	14,677	15,536	16,807
C000026779
Account Value [Line Items]
Line Graph and Table Measure Name		Primary Shares
Accumulated Value	10,000		10,366	13,303	13,814	18,486	23,809	24,406	17,062	19,661	23,013	25,665
C000026780
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,342	13,234	13,707	18,302	23,515	24,047	16,771	19,275	22,495	25,029
C000026773
Account Value [Line Items]
Line Graph and Table Measure Name		Primary Shares
Accumulated Value	10,000		10,769	12,719	11,639	13,993	14,124	16,738	14,436	15,689	18,130	19,386
C000199834
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,769	12,719	11,627	13,942	14,041	16,604	14,280	15,470	17,853	19,019
C000026769
Account Value [Line Items]
Line Graph and Table Measure Name		Primary Shares
Accumulated Value	10,000		10,382	10,801	10,737	11,751	12,705	12,528	11,366	12,063	12,532	13,420
C000026770
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,353	10,741	10,657	11,634	12,549	12,340	11,173	11,827	12,255	13,090
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
FEDERATED INDEX: Blended Index: 67% Bloomberg US Mortgage Backed Securities Index; 33% Bloomberg US Government Bo
Account Value [Line Items]
Line Graph and Table Measure Name		67% Bloomberg US Mortgage Backed Securities/ 33% Bloomberg US Government Bond
Accumulated Value	10,000		10,147	10,392	10,492	11,176	11,758	11,588	10,201	10,685	10,793	11,638
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,713	12,592	12,329	14,095	15,088	15,882	14,106	16,002	17,313	18,806
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Variable Underlying High Yield Funds Average
Accumulated Value	10,000		11,321	12,052	11,746	13,299	13,975	14,657	13,294	14,894	16,022	17,270
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,713	12,592	12,329	14,095	15,088	15,882	14,106	16,002	17,313	18,806
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Variable Underlying High Yield Funds Average
Accumulated Value	10,000		11,321	12,052	11,746	13,299	13,975	14,657	13,294	14,894	16,022	17,270
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Insurance Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		10,475	13,179	12,647	16,994	23,546	25,952	17,755	21,413	24,982	26,490
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Insurance Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		10,475	13,179	12,647	16,994	23,546	25,952	17,755	21,413	24,982	26,490
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value
Accumulated Value	10,000		10,850	11,667	11,304	13,095	13,954	15,162	13,560	14,644	15,590	17,266
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Insurance Tactical Allocation Funds Category Average
Accumulated Value	10,000		10,731	12,144	11,414	13,378	14,409	16,004	13,576	15,269	17,021	18,945
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value
Accumulated Value	10,000		10,850	11,667	11,304	13,095	13,954	15,162	13,560	14,644	15,590	17,266
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Insurance Tactical Allocation Funds Category Average
Accumulated Value	10,000		10,731	12,144	11,414	13,378	14,409	16,004	13,576	15,269	17,021	18,945
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Intermediate Credit Index
Accumulated Value	10,000		10,368	10,748	10,749	11,773	12,607	12,478	11,342	12,129	12,616	13,609
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Intermediate Credit Index
Accumulated Value	$ 10,000		$ 10,368	$ 10,748	$ 10,749	$ 11,773	$ 12,607	$ 12,478	$ 11,342	$ 12,129	$ 12,616	$ 13,609